Equity - Summary of Significant Terms and Conditions of Preferred Shares and Other Equity Instruments (Detail) - 12 months ended Oct. 31, 2024	CAD ($) $ / shares	$ / shares
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Nov. 24, 2020
Issue Date	Jun. 05, 2015
Redemption price | $ / shares	$ 26
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Nov. 24, 2020
Issue Date	Jul. 22, 2015
Redemption price | $ / shares	$ 26
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.20%
Premium	2.74%
Current Dividend per share | $	$ 0.200000
Earliest redemption date	May 24, 2020
Issue Date	Jan. 30, 2015
Redemption price | $ / shares	$ 25
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.00%
Premium	2.62%
Current Dividend per share | $	$ 0.187500
Earliest redemption date	Nov. 24, 2020
Issue Date	Mar. 13, 2015
Redemption price | $ / shares	$ 25
Series BO non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	5.885%
Premium	2.38%
Current Dividend per share | $	$ 0.367813
Earliest redemption date	Feb. 24, 2024
Issue Date	Nov. 02, 2018
Redemption price | $ / shares	$ 25
Series BT non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.20%
Premium	2.71%
Current Dividend per share | $	$ 21
Earliest redemption date	Jan. 24, 2027
Issue Date	Nov. 05, 2021
Redemption price | $ / shares	$ 1,000
Series BU non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	7.408%
Premium	3.90%
Current Dividend per share | $	$ 37.04
Earliest redemption date	Jan. 25, 2029
Issue Date	Jan. 25, 2024
Redemption price | $ / shares	$ 1,000
Series BW non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	6.698%
Premium	3.40%
Current Dividend per share | $	$ 33.49
Earliest redemption date	Oct. 24, 2029
Issue Date	Jul. 24, 2024
Redemption price | $ / shares	$ 1,000
Series 1 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.50%
Premium	4.137%
Earliest redemption date	Oct. 24, 2025
Issue Date	Jul. 28, 2020
Redemption price | $ / shares	$ 1,000
Series 2 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.00%
Premium	3.617%
Earliest redemption date	Jan. 24, 2026
Issue Date	Nov. 02, 2020
Redemption price | $ / shares	$ 1,000
Series 3 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.65%
Premium	2.665%
Earliest redemption date	Oct. 24, 2026
Issue Date	Jun. 08, 2021
Redemption price | $ / shares	$ 1,000
Series 4 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	7.50%
Premium	2.887%
Earliest redemption date	May 02, 2029
Issue Date	Apr. 24, 2024
Redemption price | $ / shares		$ 1,000